Preferred and Ordinary Stock (Details) - Schedule of Preferred and Ordinary Stock - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Authorized Shares		1,650,588,235	1,572,303,421
Issued and Outstanding Shares	1,214,866,266	1,111,822,683	1,111,467,359
Liquidation Value		$ 1,906,988	$ 2,266,400
Carrying Value		$ 1,422,467	$ 1,648,972
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares		470,588,235	470,588,235
Issued and Outstanding Shares	470,588,235	470,588,235	470,588,235
Liquidation Value		$ 800,000	$ 800,000
Carrying Value		$ 724,823	$ 724,823
Class B Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares		600,000,000	600,000,000
Issued and Outstanding Shares		452,941,177	600,000,000
Liquidation Value		$ 1,106,988	$ 1,466,400
Carrying Value		$ 697,643	$ 924,149
Class A Ordinary Stock [Member]
Class of Stock [Line Items]
Authorized Shares		400,000,000	400,000,000
Issued and Outstanding Shares	64,224,007	41,234,448	40,879,124
Liquidation Value
Carrying Value
Class B Ordinary Stock [Member]
Class of Stock [Line Items]
Authorized Shares		180,000,000	100,000,000
Issued and Outstanding Shares	150,052,834	147,058,823
Liquidation Value
Carrying Value		$ 1
Class C Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares			1,715,186
Issued and Outstanding Shares
Liquidation Value
Carrying Value